                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 11, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.] Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.


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Navellier Management, Inc.
FORM 13F
March 31, 2000

                                                                                                                Voting Authority
                                                                                                                ----------------
                                                             Value     Shares/  Sh/   Put/   Invstmt
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt  Prn   Call   Dscretn  Managers  Sole    Shared  None
-----------------------          --------------  -----      --------   -------  ---   ----   -------  --------  ------  ------  ----
8 X 8 Inc.                       COM             282912104       444      15000 SH           Sole                15000
Abgenix Inc.                     COM             00339B107      4006      29000 SH           Sole                29000
Adaptec Inc.                     COM             00651F108      8977     232410 SH           Sole               232410
Adobe Systems                    COM             00724F101     15175     136330 SH           Sole               136330
Adtran Inc.                      COM             00738A106      7837     131850 SH           Sole               131850
Advanced Digital Info Corp.      COM             007525108      8862     258740 SH           Sole               258740
Advanced Fiber                   COM             00754A105      9260     147710 SH           Sole               147710
Affymetrix Inc.                  COM             00826T108      3117      21000 SH           Sole                21000
Amer Power Conversion            COM             029066107      5145     120000 SH           Sole               120000
America Online                   COM             02364J104       371       5500 SH           Sole                 5500
Amgen                            COM             031162100       460       7500 SH           Sole                 7500
Anadigics Inc.                   COM             032515108      6600     100000 SH           Sole               100000
Analog Devices                   COM             032654105     13355     165900 SH           Sole               165900
Anixter Intl Inc.                COM             035290105      4224     151550 SH           Sole               151550
Applied Materials                COM             038222105       839       8900 SH           Sole                 8900
Applied Micro Circuits           COM             03822W109     19130     127480 SH           Sole               127480
Argosy Gaming Co.                COM             040228108       299      21000 SH           Sole                21000
Asyst Technologies               COM             04648X107       526       9000 SH           Sole                 9000
Atmel Corp.                      COM             049513104       759      14700 SH           Sole                14700
Audiovox Cl. 'A'                 COM             050757103      2495      57200 SH           Sole                57200
Avx Corp.                        COM             002444107      9992     131800 SH           Sole               131800
BEA Systems Inc.                 COM             073325102      6222      84800 SH           Sole                84800
BJ Service Co.                   COM             055482103     15248     206400 SH           Sole               206400
Biogen                           COM             090597105       307       4400 SH           Sole                 4400
Brauns Fashion                   COM             105658108       631      25000 SH           Sole                25000
BroadVision Inc.                 COM             111412102      1101      24540 SH           Sole                24540
Broadcom Corp.                   COM             111320107      1020       4200 SH           Sole                 4200
CTS Corp                         COM             126501105       593      10400 SH           Sole                10400
Cal Pine                         COM             131347106       855       9100 SH           Sole                 9100


Celgene Corp.                    COM             151020104      5904      59300 SH           Sole                59300
Cephalon Inc.                    COM             156708109      6000     160000 SH           Sole               160000
Check Point Software Tech        COM             M22465104     10897      63700 SH           Sole                63700
Cisco Systems                    COM             17275R102       961      12428 SH           Sole                12428
Coherent Inc.                    COM             192479103       894      17200 SH           Sole                17200
Commscope Inc.                   COM             203372107      8297     181600 SH           Sole               181600
Comverse Technology              COM             205862402       869       4600 SH           Sole                 4600
Concord Camera Corp.             COM             206156101      1897      34500 SH           Sole                34500
Conexant Systems Inc.            COM             207142100      1896      26700 SH           Sole                26700
Corixa Corp.                     COM             21887F100      4088      99100 SH           Sole                99100
Cree Research Inc.               COM             225447101       519       4600 SH           Sole                 4600
Curagen Corporation              COM             23126R101       804      17200 SH           Sole                17200
Cyberonics                       COM             23251P102      1420      76000 SH           Sole                76000
Cypress Semiconductor            COM             232806109       774      15800 SH           Sole                15800
DSP Group                        COM             23332B106      3333      50500 SH           Sole                50500
EMC Corp                         COM             268648102       703       5580 SH           Sole                 5580
Elantec Semiconductor Inc.       COM             284155108      2185      29700 SH           Sole                29700
Emulex Corp.                     COM             292475209      8850      81100 SH           Sole                81100
Enron Corp.                      COM             293561106       599       8000 SH           Sole                 8000
Exponent Inc.                    COM             30214U102       440      40000 SH           Sole                40000
FileNet                          COM             316869106      1446      48600 SH           Sole                48600
Flextronics International        COM             Y2573F102       775      11000 SH           Sole                11000
Gadzooks Inc.                    COM             362553109       434      20000 SH           Sole                20000
Gemstar Internl.                 COM             G3788V106      1146      13320 SH           Sole                13320
Gene Logic, Inc.                 COM             368689105      1884      44800 SH           Sole                44800
Gildan Activewear Inc.           COM             375916103      4404     135000 SH           Sole               135000
Harbinger Corp.                  COM             41145C103      1648      56600 SH           Sole                56600
Harley Davidson Inc.             COM             412822108       317       4000 SH           Sole                 4000
Harmonic Inc.                    COM             413160102      8321      99950 SH           Sole                99950
Helix Technology                 COM             423319102      4529      75400 SH           Sole                75400
Home Depot                       COM             437076102       424       6567 SH           Sole                 6567
Hot Topic Inc.                   COM             441339108       525      15000 SH           Sole                15000
I-800 Contacts Inc.              COM             681977104       485      14000 SH           Sole                14000
I-Flow Corp.                     COM             449520303      1437     250000 SH           Sole               250000
ICT Group Inc.                   COM             44929Y101       742     111000 SH           Sole               111000
IVAX Corp                        COM             465823102      4496     165000 SH           Sole               165000
Icos Vision Systems Corp.        COM             B49233107       502      15000 SH           Sole                15000
Integrated Device Technology I   COM             458118106      9970     251600 SH           Sole               251600
Jones Pharma Incorporated        COM             480236108     11564     380700 SH           Sole               380700


Kemet Corp                       COM             488360108      7556     119460 SH           Sole               119460
LTX Corp.                        COM             502392103      7316     161900 SH           Sole               161900
Lexmark Intl.                    COM             529771107       555       5250 SH           Sole                 5250
Lodgenet Entertainment Corp.     COM             540211109       461      23000 SH           Sole                23000
Lone Star Tech Inc.              COM             542312103      1940      41600 SH           Sole                41600
Meade Instruments Corp           COM             583062104       759      11000 SH           Sole                11000
Medimmune Inc.                   COM             584699102      2161      12410 SH           Sole                12410
Mercury Interactive Corp         COM             589405109      7711      97300 SH           Sole                97300
Merix Corp.                      COM             590049102      1458      62700 SH           Sole                62700
Micrel Semiconductor             COM             594793101      7200      75000 SH           Sole                75000
Microsoft Corp.                  COM             594918104       726       6830 SH           Sole                 6830
Murphy Oil Corp                  COM             626717102      3457      60000 SH           Sole                60000
Nanometrics Inc.                 COM             630077105       536      11000 SH           Sole                11000
Natural Microsystems Corp.       COM             638882100      3430      40000 SH           Sole                40000
Netegrity Inc.                   COM             64110P107       980      14300 SH           Sole                14300
Network Appliance                COM             64120L104       877      10600 SH           Sole                10600
Nokia                            COM             654902204       877       3950 SH           Sole                 3950
Nur Macroprinters Ltd.           COM             M75165106       487      33000 SH           Sole                33000
Oracle Corporation               COM             68389X105       890      11400 SH           Sole                11400
Orbotech LTD ADR                 COM             M75253100      1428      16800 SH           Sole                16800
PMC Sierra Inc.                  COM             69344F106     11692      57400 SH           Sole                57400
Patterson Energy                 COM             703414102      3175     100000 SH           Sole               100000
Pharmacopeia Inc.                COM             71713B104      1994      40700 SH           Sole                40700
Photon Dynamics Inc.             COM             719364101      3036      44000 SH           Sole                44000
Pope & Talbot                    COM             732827100      2756     150000 SH           Sole               150000
Power Wave Tech.                 COM             739363109      2369      18950 SH           Sole                18950
Power-One Inc.                   COM             739308104      4830      80000 SH           Sole                80000
Prima Energy                     COM             741901201       486      18000 SH           Sole                18000
Progenics Pharmaceutical Inc.    COM             743187106       630       9000 SH           Sole                 9000
Puma Technology Inc.             COM             745887109      5467     108000 SH           Sole               108000
QLogic Corp                      COM             747277101     14715     108600 SH           Sole               108600
QUALCOMM Inc.                    COM             747525103      2075      13900 SH           Sole                13900
Qiagen N.V.                      COM             N72482107      6079      44700 SH           Sole                44700
Radiant Systems Inc.             COM             75025N102      1446      23000 SH           Sole                23000
Rural Cellular Corp.             COM             781904107       811      12000 SH           Sole                12000
SDL  Inc.                        COM             784076101      5556      26100 SH           Sole                26100
STMicroelectronics               COM             861012102       805       4300 SH           Sole                 4300
Salton/Maxim Housewares          COM             795757103       347       8000 SH           Sole                 8000
Sandisk Corp                     COM             80004C101       255       2080 SH           Sole                 2080


Scientific Atlanta               COM             808655104      9455     149480 SH           Sole               149480
Siebel Systems Inc.              COM             826170102      4401      36850 SH           Sole                36850
Silicon Storage Tech Inc.        COM             827057100      5880      79600 SH           Sole                79600
Strategic Diagnostics Inc.       COM             862700101      1525     200000 SH           Sole               200000
Sun Microsystems                 COM             866810104       885       9450 SH           Sole                 9450
Symantec Corp.                   COM             871503108      9293     123700 SH           Sole               123700
Texas Instruments                COM             882508104       848       5300 SH           Sole                 5300
Three-Five Systems               COM             88554L108      3398      56633 SH           Sole                56633
Tiffany & Co.                    COM             886547108     11415     136500 SH           Sole               136500
Tollgrade Communications Inc.    COM             889542106      6816     128600 SH           Sole               128600
TriQuint Semiconductor           COM             89674K103      9261     126000 SH           Sole               126000
Trimble Navigation               COM             896239100      2575     100000 SH           Sole               100000
Veritas Software                 COM             923436109       773       5900 SH           Sole                 5900
Vishay Inter                     COM             928298108     10775     193700 SH           Sole               193700
Vodafone Group - ADR             COM             92857T107       246       4425 SH           Sole                 4425
Xilinx                           COM             983919101      4223      51000 SH           Sole                51000
Zoll Med Corp                    COM             989922109      1973      38500 SH           Sole                38500
Zomax Inc.                       COM             989929104      9736     161600 SH           Sole               161600
125 DATA RECORDS                                              477042            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED